INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Income Taxes

21. INCOME TAXES

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% for the year ended December 31, 2021 (2020 and 2019 – 26.5%) to the effective tax rate is as follows:

Thousands of United States dollars	2021	2020	2019
Loss before income taxes	$(21,459)	$(14,334)	$(2,844)
Expected income tax recovery based on statutory rate	(5,686)	(3,798)	(754)
Adjustment to expected income tax recovery:
Unrealized loss on investment	621	-	-
Legal settlement	339	-	-
Share based compensation	355	1,299	23
Impairment	-	481	-
Change in statutory, foreign tax, foreign exchange rates and other	(133)	(795)	(90)
Change in benefit of tax assets not recognized and others	4,406	2,813	821
Deferred income tax provision (recovery)	$(98)	$-	$-

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying values of assets and liabilities.

Thousands of United States dollars	2021	2020	2019
United States non-capital loss carryforwards	$1,229	$-	$-
Total deferred tax assets	$1,229	$-	$-

United States intangible assets	$2,511	$-	$-
United States other accruals	90	-	-
Colombia intangible assets	139	139	-
Total deferred tax liabilities	$2,740	$-	$-

Net deferred income tax liability	$1,511	$139	$-

Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

Thousands of United States dollars	2021	2020	2019
Non-capital loss carryforwards - Canada	$21,310	$9,079	$2,577
Legal settlement – Canada	400	-	-
Allowance for doubtful accounts – Canada	400	-	-
Share issue costs – Canada	5,996	2,486	-
Non-capital loss carryforwards – United States	1,006	293	343
Non-capital loss carryforwards - Colombia	2,704	2,709	-
Total	$31,816	$14,567	$2,920

Unused loss carryforwards in Canada totaling $21.3 million expire beginning 2039. Unused loss carryforwards in Columbia totaling $2.7 million in Colombia expiring beginning 2031. Unused loss carryforwards in the United States totaling $1.0 million have and indefinite carryforward period. Deferred tax assets have not been recognized for legal entities where it is not probable that future taxable profit will be available against which the Company can use the benefits. Tax attributes are subject to review, and potential adjustment, by tax authorities.

The amount of current income tax expense for the year ended December 31, 2021 was less than $0.1 million and deferred income tax benefit was $0.1 million within the statements of loss. There was no current or deferred income tax expense recorded for the years ended December 31, 2020 and 2019.